CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,323,235)	$ (3,036,803)	$ (239,966)	$ (463,806)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	53,171	53,170	70,894	60,459
(Gain)/loss on extinguishment of debt			0	(2,339,353)
Debt settlement expense			0	566,129
Amortization of debt discount	1,051,707	401,313	775,091	295,000
Change in fair value of derivative liability	(1,116,500)	239,000	1,600,000	(11,000)
Change in fair value of warrant liability	47,000	436,000	244,000	(4,000)
Financing costs related to convertible debentures	1,361,735	895,640	1,310,751	164,000
Shares issued for services	0	100,000	100,000	0
Changes in operating assets and liabilities:
Inventory	(4,200)	0	0	0
Prepaid expenses and other current assets	(543)	42,448	145,301	(223,000)
Accounts payable	(1,403)	43,129	31,982	(63,959)
Other accrued expenses	103,732	108,846	179,822	162,941
Accrued interest - related parties	145,641	36,646	61,455	91,500
CASH USED IN OPERATING ACTIVITIES	(682,895)	(680,611)	(765,793)	(722,215)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for fixed assets	(5,350)	0	0	0
Cash paid for construction in progress	(75,404)	0	(171,050)	0
CASH USED IN INVESTING ACTIVITIES	(80,754)	0	(171,050)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank loan			0	45,000
Payments on bank loan	(5,689)	(4,684)	(6,587)	(2,000)
Payment of related party notes payable	0	0	0	(16,000)
Repayment line of credit short-term	(3,153)	(2,486)	(2,486)	0
Borrowing on Notes payable - related party			0	657,257
Notes receivable	150,000	0	(76,000)	0
Line of credit			0	(40,005)
Proceeds from sale of stock	15,400	25,000	25,000	10,000
Proceeds from convertible debentures	565,800	730,200	1,072,901	150,000
Proceeds from convertible debentures, related party	0	180,000	180,000	0
Payments on convertible debentures	(123,037)	(227,500)	(227,500)	0
Payments on convertible debentures, related party	0	(92,400)	(92,400)	0
CASH PROVIDED BY FINANCING ACTIVITIES	763,837	608,130	872,928	804,252
NET CHANGE IN CASH	188	(72,481)	(63,915)	82,037
CASH AT BEGINNING OF YEAR	24,280	88,195	88,195	6,158
CASH AT YEAR END	24,468	15,714	24,280	88,195
INTEREST PAID	96,018	87,740	109,610	72,837
NON-CASH TRANSACTIONS
Common Stock for debt settlement			0	566,129
Repayment of debt through issuance of bank loan			0	200,000
Shares issued upon conversion	1,128,068	0	79,304	0
Shares issued upon exercise of warrants	150,000	0	0	0
Notes receivable for convertible debentures	90,000	131,200	131,200	0
Common shares exchanged for Series A Preferred Shares	500	0	$ 0	$ 0
Cashless exercise of warrants	$ 0	$ 67,000